Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31,	As of June 30,
	2017	2018
	US$	US$

Staff advances	312	327
Prepayment for share repurchase (i)	-	10,100
Prepayment for products	1,008	5,347
Advance to OEM	3,662	11,718
Rental and other deposits	1,203	990
VAT recoverable	2,189	3,157
Loan to third parties	1,469	-
Receivable from an agent	6,318	3,392
Others	79	129

	16,240	35,160

	As of December 31,
	2016	2017
	US$	US$

Staff advances	293	312
Prepayment for products	-	1,008
Advance to OEM	3,739	3,662
Rental and other deposits	1,048	1,203
VAT recoverable	963	2,189
Loan to third parties	519	1,469
Receivable from an agent	-	6,318
Others	37	79

	6,599	16,240